UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21129

   FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND INCORPORATED
  ----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
  ----------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Donald F. Crumrine
                            Flaherty & Crumrine Inc.
                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
  ----------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 626-795-7300
                                                           ----------------

                   Date of fiscal year end: NOVEMBER 30, 2003
                                           -----------------------

                   Date of reporting period: NOVEMBER 30, 2003
                                            -----------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


FLAHERTY & CRUMRINE/CLAYMORE
PREFERRED SECURITIES INCOME FUND


Dear Shareholder:

     The Flaherty & Crumrine/Claymore Preferred Securities Income Fund ("FFC") concluded its inaugural fiscal year on November 30, 2003. During the fourth fiscal quarter, the Fund earned +4.1% total return on net asset value ("NAV"). Over the ten months since the Fund's inception on January 29th, the total return on NAV was +14.2%. The market price of the Fund's shares also produced very strong returns. Investors who purchased in the initial public offering received income and price appreciation that totaled +12.7%.

     In early December, the Fund declared a special distribution to common shareholders of $0.90 per share, in addition to the continuing regular monthly dividend of $0.17 1/4. The special distribution was largely attributable to gains made during the year on the Fund's hedges. As you know, a distinctive feature of the Fund is the manner in which the income earned by shareholders should increase if interest rates rise substantially, but be relatively resistant to declines in rates. Shareholders who reinvested the special distribution in shares of the Fund will increase their monthly income by almost 4% because the regular monthly dividend will be paid on an increased number of shares. The special distribution is a textbook example of how the Fund's income strategy is intended to work; we have an extensive discussion of this in the Questions & Answers section which follows this letter.

     A number of factors contributed to the outstanding performance of the Fund, but three in particular stand out:

     o A very favorable market for preferred securities;
     o Successful execution of the Fund's hedging strategy; and
     o Attractive financing rates on the Fund's Auction Market Preferred Stock ("AMPS").

     The demand for preferred securities has increased steadily in recent years. Clearly, one very efficient way for investors to participate in the preferred securities market is to purchase shares of funds such as FFC. During the past eighteen months, more than a dozen new closed-end funds that focus on preferred securities have been created. As one would expect, the high level of demand has given a real boost to the market. However, despite being one of the best performing sectors of the fixed-income market over recent months, many preferred securities still appear to us to be undervalued, and we continue to see upside potential in a number of the Fund's holdings.

     The Fund's hedging strategy played a very important role in fiscal 2003. Since the Fund's inception in late January, interest rates were anything but stable. The Fund's hedges performed well and actually benefited from the volatility. An active hedging strategy enabled the Fund to make a lot of money when interest rates declined during the spring and protected much of those gains when rates spiked back up during the summer.

     The Fund also benefited from low short-term interest rates, which kept the average rate the Fund paid on its shares of AMPS below 1 1/4%. Keep in mind that low short-term rates can be a double-edged sword--while reducing the cost of leverage, low rates typically make the Fund's hedging strategy more expensive. In the case of FFC, the cost of the leverage and the cost of the hedge should move as if they are on opposite ends of a teeter-totter--when one is going up, the other should be falling (although not necessarily by the same amount). Over the past year, however, we managed to "bend the board"--leverage cost was low and active management of the hedge positions kept the hedge costs down.

     During the past few months it seems as if each passing day has brought new revelations of misdeeds by open-end mutual funds. The abuses have been almost entirely the result of certain fund complexes permitting two different types of trading strategies in funds they manage--after-hour trades and rapid or excessive trading. NOT ONE OF THESE ALLEGED ABUSES HAS INVOLVED A CLOSED-END FUND. Shares of closed-end funds, such as FFC, trade at prices determined in the market place rather than at the net asset value computed at the market's close. As a result, these abusive trading techniques simply can't work in closed-end funds. We address this topic in greater detail in the Q&A section, but we want our shareholders to know that in addition to the structural protection offered by the Fund, we are committed to following both the letter and spirit of the law, and to making certain that every investor is treated exactly the same.

     Our approach to managing your Fund is straightforward. We intensively study and monitor the fundamental credit quality of each potential investment, and carefully evaluate the specific terms of each individual issue. If all this research produces a suitable level of comfort, we then begin the process of assessing the appropriate price for the security. Since our investment philosophy is to own the issues that offer the best overall value within the universe of eligible securities, it often means that we pass up the temptation of issues offering higher absolute yields. If we make intelligent investments and continue to successfully implement the hedging strategy, then the Fund will have more money to invest and thus be able to generate more income over time. The process is arduous and ongoing, but rarely do good things come without substantial effort.

     We encourage you to read the Questions and Answers section beginning on the next page, which contains additional information on the Fund's strategy and operation.


     Sincerely,

     /S/ DONALD F. CRUMRINE                       /S/ ROBERT M. ETTINGER

     Donald F. Crumrine                           Robert M. Ettinger
     Chairman of the Board                        President

     January 21, 2004

                               QUESTIONS & ANSWERS

WHY WAS THERE A $0.90 SPECIAL DISTRIBUTION?

     The substantial rise in long-term-interest rates during June and July generated large gains on the Fund's hedge position, but also resulted in a decline in the value of the Fund's investment portfolio. The good news is the gain exceeded the loss by a fair amount, as seen in the strength in the Fund's net asset value (NAV) performance.

     Under current tax law, the Fund must treat the entire gain on the hedge as if it is realized during the year. Conversely, losses in the preferred portfolio are realized only when a position is sold. For the year, FFC did not have sufficient realized losses to offset the hedge gain, and, as a result, the Fund paid the special distribution.

DOES REINVESTING THIS DISTRIBUTION INCREASE MY INCOME?

     Yes! If you reinvested in additional shares of FFC, you now have about 4% more shares, and, since each share is still paying the same monthly dividend of $0.1725, your income has also gone up by about 4%. If you elected to take the distribution in cash, but invested in any other income-producing asset, then your total income also increased. Even if you chose to receive cash and did not invest the money, your monthly income will remain unchanged!

HOW DOES THE HEDGING STRATEGY IMPACT MY INCOME?

     A key feature of the Fund is the relationship between the hedging strategy and the dividend income you earn. The hedging strategy is intended to result in the Fund's income increasing in response to significant increases in interest rates, while being relatively resistant to the impact of declines in interest rates.

     The strategy tends to work because the value of the hedge will normally increase when interest rates rise, offsetting some of the decline in the value of the Fund's investments and helping stabilize the Fund's net asset value. The gain on the hedge can then be used to purchase additional preferred securities, thus increasing the amount of income available for shareholders.

HOW DID THE RISE IN INTEREST RATES DURING THE SUMMER AFFECT THE FUND'S NAV PERFORMANCE?

     The following chart displays the Fund's NAV since inception, and, for reference, the price of the 30-year U.S. Treasury bond. As interest rates declined (and bond prices appreciated) prior to June, the Fund's NAV tracked the price of long-term Treasuries. However, beginning in June interest rates increased significantly and bond prices declined sharply. The Fund's hedging strategy was largely responsible for limiting the impact of increasing interest rates on the Fund's NAV.

      FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND (FFC)
                      NAV VS. 30 YEAR U.S. TREASURY PRICE
              (ASSUMES REINVESTMENT OF CAPITAL GAIN DISTRIBUTIONS)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

DATE           NAV       30-YEAR TREASURY PRICE
1/31/03       $23.83             107.953
2/7/03        $23.85             108.766
2/14/03       $23.76             107.531
2/21/03       $23.82             108.078
2/28/03       $23.96             110.875
3/7/03        $24.00             110.859
3/14/03       $23.95             110.234
3/21/03       $23.52             105.047
3/28/03       $23.81             106.984
4/4/03        $23.66             106.203
4/11/03       $23.77             106.422
4/18/03       $23.98             107.297
4/25/03       $24.17             108.531
5/2/03        $24.26             108.234
5/9/03        $24.68             110.891
5/16/03       $25.38             114.969
5/23/03       $25.97             117.953
5/30/03       $25.85             116.203
6/6/03        $25.71             115.672
6/13/03       $26.20             119.703
6/20/03       $25.76             114.609
6/27/03       $25.61             112.297
7/4/03        $25.54             110.547
7/11/03       $25.35             110.703
7/18/03       $25.11             106.672
7/25/03       $25.00             103.672
8/1/03        $25.00             100.547
8/8/03        $24.75             101.828
8/15/03       $24.92              99.859
8/22/03       $25.06             101.641
8/29/03       $25.24             102.390
9/5/03        $25.14             102.797
9/12/03       $25.28             103.125
9/19/03       $25.63             104.484
9/26/03       $25.87             106.500
10/3/03       $25.78             104.141
10/10/03      $25.50             102.797
10/17/03      $25.63             101.766
10/24/03      $25.63             103.766
10/31/03      $25.72             103.484
11/7/03       $25.31             101.672
11/14/03      $25.72             104.703
11/21/03      $25.88             105.391
11/28/03      $25.74             103.531
12/5/03       $25.98             104.641
12/12/03      $25.75             104.125
12/19/03      $26.10             106.141
12/26/03      $26.13             106.016

HOW  WILL I KNOW  THE  BREAKDOWN  OF THE  DIVIDENDS  AND  DISTRIBUTIONS  FOR TAX
     PURPOSES?

     If you are an individual investor and have possession of your Fund share certificate, you will receive Form 1099 from PFPC, the Fund's transfer agent. If your shares are registered in the name of your brokerage firm, it will issue Form 1099 directly to you. In either case, Box 1a of Form 1099 includes hybrid preferred dividends, while Box 1b includes "Qualified dividends" eligible for the lower tax rate.

IS THERE A BENEFIT TO PARTICIPATING IN THE DIVIDEND  REINVESTMENT  PLAN ("DRIP")
     OVER PURCHASING IN THE OPEN MARKET?

     Yes, when the market price is at a premium to NAV, new shares will be issued to participants in the Plan at the higher of NAV or 95% of the then current market price. Participating shareholders can therefore receive a discount on their reinvested shares of up to 5%.

     If the market price of the shares is below the NAV, the Plan purchases shares in the open market. The brokerage commission charged for acquiring these shares is competitive with most "discount" brokers.

     Shareholders should be aware that not all broker-dealers participate in the Fund's dividend reinvestment plan. Please contact your financial consultant for information on the DRIP.

ARE DIVIDENDS AND DISTRIBUTIONS TAXED DIFFERENTLY IF I REINVEST IN SHARES OF THE FUND?

     No, the tax consequences of any dividend or distribution will not be affected by whether or not you participate in the DRIP.

IS FFC SUSCEPTIBLE TO TRADING ABUSES THAT HAVE BEEN IN THE NEWS RECENTLY?

     In a word, the answer is NO!

     A critical difference between closed-end funds such as FFC and open-end mutual funds, which have been grabbing all the headlines, is the way in which they are purchased and sold.

     Orders to buy or sell shares of FFC on the NYSE can be placed throughout the trading day, and limit prices can be specified. The investor has control over the transaction price, and the trade takes place only if there is a willing seller and buyer. This degree of control is not possible in an open-end mutual fund because orders placed throughout the day are completed after the close of business, based upon the closing net asset value.

     Transactions in open-end mutual funds take place between the investor and the mutual fund company. At the close of business (typically 4:00 PM Eastern
Time), the fund company computes the mutual fund's net asset value. This price is used to redeem shares from sellers or issue new shares to buyers who placed orders earlier that day. The rules prohibit fund companies from accepting orders after the close of business, but some fund companies have permitted favored clients to place orders after the close but at that day's NAV. All gains from "late trading" are at the expense of the other investors in the fund.

     The other frequently mentioned abuse in open-end mutual funds is fund companies permitting "frequent trading" practices by favored clients. Although not illegal, this practice may harm investors because these favored clients' gains are again at the expense of the other investors in the fund and usually force the fund to maintain larger cash positions than would otherwise be appropriate. Managers of closed-end funds don't face this problem either. If a holder of a closed-end fund wishes to sell shares, the market must facilitate the trade, not the fund. Therefore a closed-end fund can remain fully invested without regard to possible redemptions.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund
FINANCIAL DATA
PER SHARE OF COMMON STOCK
-------------------------------------------------------------

                                     MONTH END            MONTHLY DIVIDEND DATA
                                     --------             ---------------------
                                                           TOTAL      DIVIDEND
                               NET ASSET      NYSE       DIVIDENDS  REINVESTMENT
                                 VALUE    CLOSING PRICE  PAID (1)     PRICE (2)
                               ---------  -------------  ---------  ------------
January 2003 ...............    $ 23.82     $ 25.00       $    --     $    --
February 2003 ..............      23.96       25.03            --          --
March 2003 .................      23.93       24.96            --          --
April 2003 .................      24.39       24.75        0.1725       23.81
May 2003 ...................      25.85       25.25        0.1725       24.97
June 2003 ..................      25.64       25.48        0.1725       25.33
July 2003 ..................      25.03       24.89        0.1725       25.25
August 2003 ................      25.24       25.17        0.1725       24.95
September 2003 .............      26.03       25.50        0.1725       25.09
October 2003 ...............      25.72       25.99        0.1725       25.56
November 2003 ..............      25.74       26.66        0.1725       25.72
December 2003 ..............      25.12       26.76        0.1725       25.42
December 2003 EXTRA ........      25.12       26.76        0.9000       25.42

------------------------------------
(1) The Fund's monthly dividend to Common Shareholders were paid on the 15th day of each month or the next preceding business day if the 15th is not a business day. Beginning in January 2004 the Fund's monthly dividend to Common Shareholders will be paid on the last business day of each month.
(2) Whenever the net asset value per share of the Fund's common stock is less than or equal to the market price per share on the payment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of common stock will be purchased in the open market.


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                   Flaherty & Crumrine/Claymore Preferred Securities Income Fund
                                                        PORTFOLIO OF INVESTMENTS
                                                               NOVEMBER 30, 2003
                   -------------------------------------------------------------

                                                              VALUE
SHARES/$ PAR                                                 (NOTE 2)
------------                                                 --------

PREFERRED SECURITIES -- 79.8%
    ADJUSTABLE RATE PREFERRED SECURITIES -- 3.7%
           BANKING -- 3.3%
             Fleet Boston Financial Corporation:
$ 3,000,000    BankBoston Capital Trust III,
               Adj. Rate Pfd. 06/15/27
               Capital Security .......................   $    2,827,500
             J.P. Morgan Chase & Co.:
    375,000    Series H, FRAP .........................       18,965,625*
    248,600    Series A, Adj. Rate Pfd. ...............       23,927,750*
    250,000    Series N, Adj. Rate Pfd. ...............        6,296,875*
                                                          --------------
             TOTAL BANKING CORPORATE
               DEBT SECURITIES ........................       52,017,750
                                                          --------------
           UTILITIES -- 0.4%
      5,000  Northern Indiana Public
               Service Company,
               Series A, Adj. Rate Pfd. ...............          253,438*
             Public Service Enterprise Group, Inc.:
$ 5,000,000    Enterprise Capital Trust II,
               Adj. Rate Pfd. 06/30/28
               Capital Security .......................        3,900,000
$ 3,140,000  TXU Gas Capital I,
               Adj. Rate Pfd. 07/01/28
               Capital Security .......................        1,993,900
                                                          --------------
             TOTAL UTILITIES ADJUSTABLE RATE
               PREFERRED SECURITIES ...................        6,147,338
                                                          --------------
             TOTAL ADJUSTABLE RATE
               PREFERRED SECURITIES ...................       58,165,088
                                                          --------------
    FIXED RATE PREFERRED SECURITIES -- 76.1%
           BANKING -- 30.6%
    108,197  Abbey National Group,
               7.375% Pfd. ............................        2,881,827**
             ABN AMRO North America, Inc.:
      2,015    6.46% Pfd., 144A**** ...................        2,107,902*
     12,301    6.59% Pfd., 144A**** ...................       12,863,832*
      5,000    6.968% Pfd., 144A**** ..................        5,524,125*
             Bank of America Corporation:
  1,259,000    BAC Capital Trust IV,
               5.875% Pfd. ............................       31,323,920

                                                              VALUE
SHARES/$ PAR                                                 (NOTE 2)
------------                                                 --------

    528,100  Bank of New York Capital V,
               5.95% Pfd. .............................   $   13,191,938
             Bank One Corporation:
$ 5,600,000    First Chicago NBD Capital A,
               7.95% 12/01/26 Capital Security,
               144A**** ...............................        6,315,092
    486,535  Citigroup Capital IX,
               6.00% Pfd. .............................       12,187,702
     60,000  Cobank, ABC,
               7.00% Pfd., 144A**** ...................        3,087,300*
             Comerica, Inc.:
     27,900    Comerica (Imperial) Capital Trust I,
               7.60% Pfd. .............................          751,486
$11,000,000  Cullen/Frost Capital Trust I,
               8.42% 02/01/27 Capital Security,
               Series A ...............................       12,490,995
             Deutsche Bank:
$   500,000    BT Capital Trust B,
               7.90% 01/15/27
               Capital Security, Series B1 ............          561,057
$ 5,035,000  Dresdner Funding Trust I,
               8.151% 06/30/31
               Capital Security, 144A**** .............        5,601,714
$ 3,000,000  First Midwest Capital Trust I,
               6.95% 12/01/33
               Capital Security, 144A**** .............        3,082,575
             Fleet Boston Financial Corporation:
$ 1,240,000    BankBoston Capital Trust I,
               8.25% 12/15/26 Capital Security ........        1,430,892
$16,155,000    BankBoston Capital Trust II,
               7.75% 12/15/26
               Capital Security, Series B .............       17,917,268
     55,000    Fleet Capital Trust VII,
               7.20% Pfd. .............................        1,324,400
     79,100    Fleet Capital Trust VIII,
               7.20% Pfd. .............................        2,129,372
          2  FT Real Estate Securities Company,
               9.50% Pfd., 144A**** ...................        2,369,441
             GreenPoint Financial Corporation:
$40,050,000    GreenPoint Capital Trust I,
               9.10% 06/1/27 Capital Security .........       46,558,526


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 2003
-------------------------------------------------------------

                                                              VALUE
SHARES/$ PAR                                                 (NOTE 2)
------------                                                 --------

PREFERRED SECURITIES (CONTINUED)
    FIXED RATE PREFERRED SECURITIES (CONTINUED)
           BANKING (CONTINUED)
$19,350,000  HBOS Capital Funding LP,
               6.85% 03/23/09 .........................   $   18,796,590
             HSBC USA, Inc.:
$15,600,000    Republic New York  Capital I,
               7.750% 11/15/26 Capital Security .......       17,134,650
$17,127,000    Republic New York Capital II,
               7.53% 12/4/26 Capital Security,
               STOPS ..................................       18,486,798
             J.P. Morgan Chase & Co.:
    401,250    5.875% Pfd. ............................        9,750,375
$ 5,000,000    Chase Capital  I,
               7.67% 12/01/26 Capital Security ........        5,508,350
$13,527,000    J.P. Morgan Capital Trust I,
               7.54% 01/15/27 Capital Security ........       14,700,400
$11,661,000    J.P. Morgan Capital Trust II,
               7.95% 02/27/27 Capital Security ........       13,079,619
$12,595,000  Keycorp Institutional Capital A,
               7.826% 12/01/26
               Capital Security, Series A .............       13,921,883
$ 4,000,000  Lloyds TSB Bank PLC, Tier I,
               6.90% 10/22/49 Capital Security ........        4,016,580
             Marshall & Ilsley Corporation:
$25,280,000    M&I Capital Trust  A,
               7.65% 12/01/26 Capital Security ........       27,901,662
         20    Marshall & Ilsley Investment II,
               8.875% Pfd., REIT, 144A**** ............        2,244,973
             North Fork Bancorporation:
$ 1,000,000    North Fork Capital Trust II,
               8.00% 12/15/27 Capital Security ........        1,104,255
         10  Roslyn Real Estate,
               8.95% Pfd., Pvt., REIT, Series C .......          996,110
             Royal Bank of Scotland Group PLC:
    679,000    5.75% Pfd. .............................       16,560,810**
$16,750,000    RBS Capital Trust B,
               6.80% 12/29/49 .........................       16,448,416**
             Union Planters Corporation:
         60    Union Planters Preferred Funding,
               7.75% Pfd., Series 144A**** ............        5,977,444
$14,167,000    Union Planters Capital Trust,
               8.20% 12/15/26 Capital Security ........       15,765,392

                                                              VALUE
SHARES/$ PAR                                                 (NOTE 2)
------------                                                 --------

      6,000  U.S. Bancorp,
               USB Capital IV, 7.35% Pfd. .............   $      161,370
     23,500  VNB Capital Trust I,
               7.75% Pfd. .............................          640,258
             Wachovia Corporation:
  2,177,200    Wachovia Preferred Funding,
               7.25% Pfd., Series A ...................       60,286,668
             Washington Mutual, Inc.:
$   500,000    Great Western Finance Trust II,
               8.206% 02/01/27 Capital Security,
               Series A ...............................          572,348
$20,750,000    8.36% 12/01/26
               Capital Security, 144A**** .............       23,938,860
$ 8,000,000  Webster Capital Trust II,
               10.00% 04/01/27 Capital Security .......        9,541,840
    365,000  Wells Fargo Capital Trust VII,
               5.85% Pfd. .............................        8,968,050
                                                          --------------
             TOTAL BANKING FIXED RATE
               PREFERRED SECURITIES ...................      490,205,065
                                                          --------------
           FINANCIAL SERVICES -- 15.4%
             Bear Stearns Companies, Inc.:
    150,000    5.49% Pfd., Series G ...................        7,483,500*
    225,300    5.72% Pfd., Series F ...................       11,404,686*
    200,300    6.15% Pfd., Series E ...................       10,716,050*
     30,000  CIT Group, Inc.:
               Corporate-Backed Trust Certificates,
               7.75% Pfd., Series CIT .................          836,850
             Countrywide Financial Corporation:
  1,047,600    Countrywide Capital IV,
               6.75% Pfd. .............................       26,928,558
$15,459,000    Countrywide Capital I,
               8.00% 12/15/26 Capital Security ........       16,857,653
             Fannie Mae:
    155,100    4.75% Pfd. .............................        6,650,688*
    700,000    5.10% Pfd., Series E ...................       32,228,000*
    108,900    5.125% Pfd. ............................        5,038,258*
     78,600  Freddie Mac,
               5.79% Pfd. .............................        3,902,097*
    687,900  General Electric Capital Corporation,
               5.875% Pfd. ............................       17,703,107

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                   Flaherty & Crumrine/Claymore Preferred Securities Income Fund
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                               NOVEMBER 30, 2003
                   -------------------------------------------------------------

                                                              VALUE
SHARES/$ PAR                                                 (NOTE 2)
------------                                                 --------

PREFERRED SECURITIES (CONTINUED)
    FIXED RATE PREFERRED SECURITIES (CONTINUED)
           FINANCIAL SERVICES (CONTINUED)
             Lehman Brothers Holdings, Inc.:
     25,000    5.94% Pfd., Series C ...................   $    1,283,500*
  1,384,750    6.50% Pfd., Series F ...................       36,661,256*
  1,065,000    Lehman Capital Trust III,
               6.375% Pfd. Series K ...................       27,029,700
             Morgan Stanley:
  1,074,900    Morgan Stanley Capital Trust III,
               6.25% Pfd. .............................       26,883,249
    202,000    Morgan Stanley Capital Trust IV,
               6.25% Pfd. .............................        5,104,540
    160,000  SLM Corporation,
               6.97% Pfd., Series A ...................        9,123,200*
                                                          --------------
             TOTAL FINANCIAL SERVICES FIXED
               RATE PREFERRED SECURITIES ..............      245,834,892
                                                          --------------
           INSURANCE -- 13.9%
             ACE Ltd.:
  1,719,980    7.80 Pfd., Series C ....................       45,863,267**
     73,600    Capital Re LLC,
               7.65% MIPS .............................        1,867,968
             AON Corporation:
$13,626,000    AON Capital Trust A,
               8.205% 1/1/27 Capital Security .........       15,138,350
     48,100    Corporate-Backed Trust Certificates,
               8.00% Pfd., Series AON .................        1,241,942
    106,000    Corts-AON Capital,
               8.205% Pfd. ............................        2,896,450
     94,900    Saturns-AON 2003-3,
               8.00% Pfd., Series AON .................        2,512,952
      2,000  Fortis Funding Trust,
               7.68% Pfd., 144A**** ...................        2,278,140*
             The Hartford Financial Services Group, Inc.:
     11,300    Hartford Life Capital I,
               7.20% Pfd., Series A, TRUPS ............          285,494
    344,000  ING Groep NV,
               7.20% Pfd. .............................        9,184,800**
    270,989  PartnerRe Ltd.,
               6.75% Pfd., Series C ...................        6,975,257**
    332,235  Renaissancere Holding,
               7.30% Pfd., Series B ...................        8,937,121

                                                              VALUE
SHARES/$ PAR                                                 (NOTE 2)
------------                                                 --------

             SAFECO Corporation:
$19,989,000    SAFECO Capital Trust I,
               8.072% 07/15/37 Capital Security .......   $   22,446,648
     56,000    Saturns-SAFC 2001-7,
               8.25% Pfd., Series SAFC ................        1,511,720
             The St. Paul Companies, Inc.:
$ 2,200,000    MMI Capital Trust I,
               7.625% 12/15/27 Capital Security,
               Series B ...............................        2,348,071
     22,390    St. Paul Capital Trust I,
               7.60% Pfd. .............................          599,940
$ 5,275,000    USF&G Capital,
               8.312% 07/01/46 Capital Security,
               144A**** ...............................        6,124,750
$16,750,000    USF&G Capital I,
               8.50% 12/15/45 Capital Security,
               144A**** ...............................       19,868,766
             UnumProvident Corporation:
     37,000    Corts-UnumProvident Corporation,
               8.50% Pfd. .............................          927,960
$ 8,000,000    Provident Financing Trust I,
               7.405% 03/15/38 Capital Security .......        6,908,600
             XL Capital Ltd.:
     15,000    7.625% Pfd., Series B ..................          413,475**
$10,000,000    Mangrove Bay Passthru Trust,
               6.102% 07/11/33 Capital Security,
               144A**** ...............................        9,877,200
             Zurich RegCaps Fund Trust  I:
     32,900    6.01% Pfd., 144A**** ...................       33,090,162*
     21,500    6.58% Pfd., 144A**** ...................       21,712,742*
                                                          --------------
             TOTAL INSURANCE FIXED RATE
               PREFERRED SECURITIES ...................      223,011,775
                                                          --------------
           UTILITIES -- 12.7%
             AEP Texas Central Company:
     38,200    CPL Capital I,
               8.00% Pfd., Series A, QUIPS ............          972,190
             AGL Resources, Inc.:
$ 3,750,000    AGL Capital Trust,
               8.17% 06/01/37 Capital Security ........        4,205,250
     10,000  Allete Capital I,
               8.05% QUIPS ............................          254,800


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 2003
-------------------------------------------------------------

                                                              VALUE
SHARES/$ PAR                                                 (NOTE 2)
------------                                                 --------

PREFERRED SECURITIES (CONTINUED)
    FIXED RATE PREFERRED SECURITIES (CONTINUED)
           UTILITIES (CONTINUED)
      6,146  Appalachian Power Company,
               5.92% Sinking Fund Pfd. ................   $      618,472*
     50,000  Baltimore Gas & Electricity,
               7.125% Pfd., Series 1993 ...............        5,257,000*
             CenterPoint Energy, Inc.:
    135,300    Houston Light & Power,
               Capital Trust I,
               8.125% QUIPS ...........................        3,392,647
$17,262,000    Houston Light & Power,
               Capital Trust II,
               8.257% 02/01/37 Capital Security,
               Series B ...............................       17,311,628
     35,000  Central Maine Power,
               5.25% Pfd., Pvt. .......................        3,125,850*
             Commonwealth Edison Company:
$ 5,700,000    COMED Financing II,
               8.50% 01/15/27 Capital Security,
               Series B ...............................        6,559,303
$30,395,000    COMED Financing III,
               6.35% 03/15/33 Capital Security ........       29,584,365
     23,883  Delmarva Power & Light,
               5.00% Pfd. .............................        2,187,086*
             Dominion Resources, Inc.:
     50,000    Dominion CNG Cap Trust I,
               7.80% Pfd. .............................        1,352,250
             Duke Energy Corporation:
     85,385    4.50% Pfd., Pvt., Series C .............        6,933,689*
     59,662    7.04% Pfd., Series Y ...................        6,170,841*
     51,331    7.85% Pfd., Series S ...................        5,331,751*
    159,600    Duke Capital Finance Trust II,
               7.375% Pfd., Series U ..................        4,062,618
    700,000    Duke Capital Finance Trust III,
               8.375% Pfd. ............................       18,130,000
      7,800    Duke Energy Capital Trust II,
               7.20% TOPrS ............................          198,900
     67,700  Energy East Capital Trust I,
               8.25% TOPrS ............................        1,816,729
             Entergy Arkansas, Inc.:
     10,240    4.56% Pfd., Series 1965 ................          742,298*

                                                              VALUE
SHARES/$ PAR                                                 (NOTE 2)
------------                                                 --------

      5,692    7.40% Pfd. .............................   $      593,505*
     10,850  Entergy Louisiana, Inc.,
               8.00% Pfd., Series 92 ..................          274,071*
    105,000  Entergy Louisiana Capital I,
               9.00% Pfd., Series A ...................        2,723,175
             Florida Power Company:
     49,750    4.40% Pfd. .............................        4,011,840*
     37,088    4.58% Pfd. .............................        3,127,816*
     21,585    4.60% Pfd. .............................        1,819,723*
     10,000    FPC Capital I,
               7.10% Pfd., Series A ...................          252,600
     12,442  Great Plains Energy, Inc.,
               4.20% Pfd. .............................          855,885*
             Indiana Michigan Power Company:
      5,000    5.90% Sinking Fund Pfd. ................          505,900*
     25,999    6.875% Sinking Fund Pfd. ...............        2,636,949*
    107,100  Indianapolis Power & Light Company,
               5.65% Pfd. .............................        8,979,800*
    110,000  Interstate Power & Light Company,
               7.10% Pfd., Series C ...................        2,946,900*
             The Laclede Group, Inc.:
     32,300    Laclede Capital Trust I,
               7.70% Pfd. .............................          871,939
             OGE Energy Corporation:
      3,800    OGE Energy Capital Trust I,
               8.375% Pfd. ............................           99,864
$ 2,300,000  PECO Energy Capital Trust III,
               7.38% 04/06/28 Capital Security,
               Series D ...............................        2,518,523
$20,000,000  PECO Energy Capital Trust IV,
               5.75% 06/15/33 Capital Security ........       17,945,000
             Pacific Enterprises:
      4,550    $4.40 Pfd. .............................          362,635*
     23,085    $4.75 Pfd. .............................        1,986,233*
      4,510    $4.50 Pfd. .............................          367,633*
      4,000  PacifiCorp,
               7.48% Sinking Fund Pfd. ................          415,480*
             Potomac Electric Power Company:
     65,488    $3.40 Sinking Fund Pfd. ................        3,281,604*
     11,000    Potomac Electric Power Trust I,
               7.375% Pfd. TOPrS ......................          277,035
     14,845  Portland General Electric,
               7.75%, Sinking Fund Pfd. ...............        1,542,989*

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                   Flaherty & Crumrine/Claymore Preferred Securities Income Fund
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                               NOVEMBER 30, 2003
                   -------------------------------------------------------------

                                                              VALUE
SHARES/$ PAR                                                 (NOTE 2)
------------                                                 --------

PREFERRED SECURITIES (CONTINUED)
    FIXED RATE PREFERRED SECURITIES (CONTINUED)
           UTILITIES (CONTINUED)
             Public Service Company of Oklahoma:
     53,300    PSO Capital I,
               8.00% TOPrS ............................   $    1,357,018
             Public Service Enterprise Group, Inc.:
    215,750    PSEG Funding Trust II,
               8.75% Pfd. .............................        6,026,976
     19,646    Public Service Electric & Gas,
               4.30% Pfd., Series C ...................        1,444,374*
             Puget Sound Energy, Inc.:
$ 6,000,000    Puget Capital Trust,
               8.231% 06/01/27 Capital Security,
               Series B ...............................        6,418,560
      2,500  Rochester Gas & Electric,
               6.60% Sinking Fund Pfd., Series V ......          251,888*
    160,000  Southern Union Company,
               7.55% Pfd. .............................        4,162,400*
             TXU US Holdings Company:
     10,000    TXU Capital I,
               7.25% Pfd., Series A ...................          253,300
$ 2,500,000  Union Electric Company,
               7.69% 12/15/36 Capital Security,
               Series A ...............................        2,771,563
             Virginia Electric & Power Company:
     14,985    $4.12 Pfd. .............................        1,158,715*
     21,684    $4.80 Pfd. .............................        1,953,403*
                                                          --------------
             TOTAL UTILITIES FIXED RATE
               PREFERRED SECURITIES ...................      202,402,963
                                                          --------------
           OIL AND GAS -- 1.8%
     12,700  EOG Resources, Inc.,
               7.195% Pfd., Series B ..................       13,818,616*
$13,315,000  Phillips 66 Capital Trust II,
               8.00% 01/15/37 Capital Security ........       15,328,095
                                                          --------------
             TOTAL OIL AND GAS FIXED RATE
               PREFERRED SECURITIES ...................       29,146,711
                                                          --------------

                                                              VALUE
SHARES/$ PAR                                                 (NOTE 2)
------------                                                 --------

           MISCELLANEOUS INDUSTRIES -- 1.7%
    130,000  AMB Property Corporation,
               6.50% Pfd., REIT, Series L .............   $    3,216,200
      4,750  Centaur Funding Corporation,
               9.08% Pfd., 144A**** ...................        5,727,170
$ 5,500,000  Delphi Trust II,
               6.197% 11/15/33 Capital Security .......        5,503,547
     19,100  Equity Office Property Trust,
               7.75% Pfd., Series G ...................          514,841
             Health Care Property Investment:
     25,000    7.25% Pfd., REIT, Series E .............          647,625
    160,000    7.10% Pfd., REIT, Series F .............        3,939,200
    100,000  Ocean Spray Cranberries, Inc.,
               6.25% Pfd., 144A**** ...................        7,563,000*
     14,700  Public Storage, Inc.,
               7.625% Pfd. ............................          395,724
                                                          --------------
             TOTAL MISCELLANEOUS
               INDUSTRIES FIXED RATE
               PREFERRED SECURITIES ...................       27,507,307
                                                          --------------
             TOTAL FIXED RATE
               PREFERRED SECURITIES ...................    1,218,108,713
                                                          --------------
             TOTAL PREFERRED SECURITIES
               (Cost $1,247,226,539) ..................    1,276,273,801
                                                          --------------
CORPORATE DEBT SECURITIES -- 13.9%
           FINANCIAL SERVICES -- 2.1%
$20,000,000  General Motors Acceptance Corporation,
               8.00% 11/01/31 Capital Security,
               Senior Bonds ...........................       21,026,900
$10,000,000  Lehman Brothers,
               Guaranteed Note
               0.00% 10/15/15
               Capital Security, 144A**** .............        9,990,000
$ 2,200,000  Morgan Stanley Finance,
               8.03% 02/28/17 Capital Units ...........        2,395,844
                                                          --------------
             TOTAL FINANCIAL SERVICES
               CORPORATE DEBT SECURITIES ..............       33,412,744
                                                          --------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 2003
-------------------------------------------------------------

                                                              VALUE
SHARES/$ PAR                                                 (NOTE 2)
------------                                                 --------

CORPORATE DEBT SECURITIES (CONTINUED)
           INSURANCE -- 0.5%
    239,000  Delphi Financial,
               8.00% 05/15/33 Senior Notes ............   $    6,231,925
$ 1,000,000  UnumProvident Corporation,
               7.25% 03/15/28 Capital Security,
               Senior Notes ...........................          981,430
                                                          --------------
             TOTAL INSURANCE CORPORATE
               DEBT SECURITIES ........................        7,213,355
                                                          --------------
           OIL & GAS -- 0.6%
$ 9,295,000  KN Energy, Inc.,
               7.45% 03/01/98 .........................       10,084,239
                                                          --------------
           UTILITIES -- 10.4%
$34,000,000  AEP Texas Central Company,
               6.65% 02/15/33 144A**** ................       35,739,780
$ 9,000,000  CenterPoint Energy, Inc.,
               6.95% 03/15/33 Capital Security,
               144A**** ...............................        9,937,890
$10,000,000  Constellation Energy Group,
               7.60% 04/01/32 Capital Security,
               Senior Notes ...........................       11,818,250
$ 1,000,000  DTE Energy Company,
               6.375% 04/15/33 Capital Security,
               Senior Notes ...........................          986,820
             Duke Capital Corporation:
$11,179,000    6.75% 02/15/32 Capital Security,
               Senior Notes ...........................       11,311,862
$10,000,000    8.00% 10/01/19 Senior Notes ............       11,647,000
$ 5,000,000  Entergy Gulf States,
               6.20% 07/01/33 Capital Security,
               144A**** ...............................        4,557,725
             Georgia Power Company:
    125,000    6.00% Senior Bonds .....................        3,169,375
    567,015    5.90% 04/15/33, Senior Notes ...........       14,439,037
     40,000  Mississippi Power Company,
               5.625% Pfd., Senior Notes ..............          983,200
     40,000  Northern States Power Company,
               8.00% PINES ............................        1,106,200
     34,600  Ohio Power Company,
               7.375%, Senior Notes ...................          879,013

                                                              VALUE
SHARES/$ PAR                                                 (NOTE 2)
------------                                                 --------

             Public Service Enterprise Group, Inc.:
$18,220,000    PSEG Power LLC,
               8.625% 04/15/31 Capital Security .......   $   23,521,747
             TXU US Holding Company:
$10,000,000    Oncor Electric,
               7.25% 01/15/33 144A**** ................       11,324,850
$15,000,000    TXU Energy Company,
               7.00% 03/15/13 Capital Security,
               144A**** ...............................       16,521,525
     66,000  Virginia Power Capital Trust,
               7.375% 07/30/42 ........................        1,781,340
$ 6,000,000  Wisconsin Electric Power Company,
               6.875% 12/01/95 ........................        6,582,060
                                                          --------------
             TOTAL UTILITIES CORPORATE
               DEBT SECURITIES ........................      166,307,674
                                                          --------------
           MISCELLANEOUS -- 0.3%
             BellSouth Corporation:
$   390,000    BellSouth Telecommunication,
               7.00% 12/01/95 Capital Security ........          416,401
$ 5,000,000  Ford Motor Company,
               7.45% 07/16/31 .........................        4,716,100
                                                          --------------
             TOTAL MISCELLANEOUS
               CORPORATE DEBT SECURITIES ..............        5,132,501
                                                          --------------
             TOTAL CORPORATE DEBT SECURITIES
               (Cost $209,520,983) ....................      222,150,513
                                                          --------------
COMMON STOCKS AND CONVERTIBLE SECURITIES -- 3.8%
           INSURANCE -- 0.2%
     20,000  Hartford Financial Services,
               7.00% Pfd. Convertible .................        1,142,200
     45,000  UnumProvident Corporation,
               8.25% Pfd. Convertible .................        1,446,750
                                                          --------------
             TOTAL INSURANCE COMMON STOCKS
               AND CONVERTIBLE SECURITIES .............        2,588,950
                                                          --------------
           MISCELLANEOUS -- 0.2%
     65,000  Alltel Corporation,
               7.75% Pfd. Convertible .................        3,149,250
                                                          --------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                   Flaherty & Crumrine/Claymore Preferred Securities Income Fund
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                               NOVEMBER 30, 2003
                   -------------------------------------------------------------

                                                              VALUE
SHARES/$ PAR                                                 (NOTE 2)
------------                                                 --------

COMMON STOCKS AND CONVERTIBLE SECURITIES (CONTINUED)
           Utilities -- 3.4%
    170,700  Ameren Corporation,
               9.75% Pfd. Convertible .................   $    4,828,249
    215,000  American Electric Power,
               9.25% Pfd. Convertible .................        9,041,825
    300,000  Duke Energy Corporation ..................        5,421,000*
    295,300  FPL Group, Inc.,
               8.50% Pfd. Convertible .................       16,666,732
    100,000  Keyspan Corporation,
               8.75% Pfd. Convertible .................        5,136,000
    445,000  TXU Corporation,
               8.75% Pfd. Convertible .................       14,280,050
                                                          --------------
             TOTAL UTILITIES COMMON STOCKS
               AND CONVERTIBLE SECURITIES .............       55,373,856
                                                          --------------
             TOTAL COMMON STOCKS AND
               CONVERTIBLE SECURITIES
               (Cost $55,567,202) .....................       61,112,056
                                                          --------------
OPTION CONTRACTS -- 1.2%  (Cost $17,798,505)
     11,080  Put Option on U.S. Treasury,
               Bond Futures,
               Expiring 02/21/04 ......................       19,426,875+
                                                          --------------
MONEY MARKET FUND -- 0.4%  (Cost $6,685,011)
  6,685,011  BlackRock Provident Institutional
               TempFund, 0.95% ........................        6,685,011
                                                          --------------

                                                              VALUE
SHARES/$ PAR                                                 (NOTE 2)
------------                                                 --------

TOTAL INVESTMENTS
(Cost $1,536,798,240***) .....................   99.1%    $1,585,648,256
OTHER ASSETS AND LIABILITIES (Net) ...........    0.9%        14,913,679
                                                -----     --------------
TOTAL NET ASSETS AVAILABLE TO COMMON
STOCK AND PREFERRED STOCK ....................  100.0%++  $1,600,561,935
                                                -----     --------------
AUCTION MARKET PREFERRED STOCK (AMPS)
REDEMPTION VALUE                                            (542,000,000)
ACCUMULATED UNDECLARED DISTRIBUTIONS
TO AMPS                                                         (109,633)
                                                          --------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK                $1,058,452,302
                                                          ==============

--------------
* Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
**   Securities distributing Qualified Dividend Income only.
***  Aggregate cost of securities held.
**** Securities exempt from  registration  under Rule 144A of the Securities Act of 1933. These securities may by resold in transactions exempt from registration to qualified institutional buyers.
+    Non-income producing.
++ The percentage shown for each investment category is the total value of that category as a percentage of net assets available to Common and Preferred Stock.

ABBREVIATIONS (Note 7):
FRAP    --  Fixed/Adjustable Rate Preferred Stock
MIPS    --  Monthly Income Preferred Securities
PINES   --  Public Income Notes
QUIPS   --  Quarterly Income Preferred Securities
REIT    --  Real Estate Investment Trust
STOPS   --  Semi-Annual Trust Originated Pass Through Securities
TOPRS   --  Trust Originated Preferred Securities
TRUPS   --  Trust Preferred Securities
PFD.    --  Preferred Securities
PVT.    --  Private Placement Securities

Capital Securities are treated as debt instruments for financial statement purposes and the amounts shown in the Shares/$ Par column are dollar amounts of par value.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2003
-------------------------------------------------------------


ASSETS:
   Investments, at value (Cost $1,536,798,240)
     (See accompanying Portfolio of Investments) .............                $1,585,648,256
   Receivable for Investments sold ...........................                       249,988
   Dividends and interest receivable .........................                    21,045,919
   Prepaid expenses ..........................................                       122,432
                                                                              --------------
           Total Assets ......................................                 1,607,066,595

LIABILITIES:
   Payable for securities purchased ..........................  $5,427,282
   Offering cost payable .....................................      50,000
   Investment advisory fee payable ...........................     557,771
   Administration, Transfer Agent and Custodian fees and
     expenses payable ........................................     135,266
   Servicing agent fees payable ..............................     163,959
   Professional fees payable .................................      91,875
   Directors' fees payable ...................................       3,010
   Accrued expenses and other payables .......................      75,497
   Accumulated undeclared distributions to Auction Market
     Preferred Stock Shareholders ............................     109,633
                                                                ----------
           Total Liabilities .................................                     6,614,293
                                                                              --------------
   AUCTION MARKET PREFERRED STOCK (21,680 SHARES
     OUTSTANDING) REDEMPTION VALUE ...........................                   542,000,000
                                                                              --------------

NET ASSETS AVAILABLE TO COMMON STOCK .........................                $1,058,452,302
                                                                              ==============

NET ASSETS AVAILABLE TO COMMON STOCK consist of:
   Undistributed net investment income .......................                $      747,494
   Accumulated net realized gain on investments sold .........                    34,739,287
   Unrealized appreciation of investments ....................                    48,850,016
   Par value of Common Stock .................................                       411,137
   Paid-in capital in excess of par value of Common Stock ....                   973,704,368
                                                                              --------------
           Total Net Assets Available to Common Stock ........                $1,058,452,302
                                                                              ==============

NET ASSET VALUE PER SHARE OF COMMON STOCK:
   Common Stock (41,113,748 shares outstanding) ..............                $        25.74
                                                                              ==============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                   Flaherty & Crumrine/Claymore Preferred Securities Income Fund
                                                         STATEMENT OF OPERATIONS
                 FOR THE PERIOD FROM JANUARY 31, 2003* THROUGH NOVEMBER 30, 2003
                 ---------------------------------------------------------------


INVESTMENT INCOME:
     Dividends .................................................                $ 32,839,160
     Interest ..................................................                  35,861,060
                                                                                ------------
          Total Investment Income ..............................                  68,700,220

EXPENSES:
     Investment advisory fee ...................................   $5,027,087
     Servicing agent fee .......................................    1,427,075
     Administrator's fee .......................................      461,161
     Auction Market Preferred broker commissions and auction
        agent fees .............................................      852,067
     Professional fees .........................................      134,177
     Insurance expense .........................................      183,239
     Shareholder transfer and payment agent fees and expenses ..      189,211
     Directors' fees and expenses ..............................       78,259
     Custodian fees and expenses ...............................       91,916
     Other .....................................................      118,189
                                                                   ----------
          Total Expenses .......................................                   8,562,381
                                                                                ------------
NET INVESTMENT INCOME ..........................................                  60,137,839
                                                                                ------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
     Net realized gain on investments sold during the period ...                  35,783,891
     Change in net unrealized appreciation of investments held
        during the period ......................................                  48,850,016
                                                                                ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ................                  84,633,907
                                                                                ------------
DISTRIBUTIONS TO AUCTION MONEY MARKET PREFERRED
   STOCK SHAREHOLDERS:
     From net investment income (including changes in
        accumulated undeclared distributions) ..................                  (3,898,996)
                                                                                ------------
NET INCREASE IN NET ASSETS TO COMMON STOCK RESULTING
   FROM OPERATIONS .............................................                $140,872,750
                                                                                ============

-----------------
*   Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------

                                                                                  FOR THE PERIOD FROM
                                                                               JANUARY 31, 2003* THROUGH
                                                                                   NOVEMBER 30, 2003
                                                                               -------------------------
OPERATIONS:
     Net investment income .....................................................      $   60,137,839
     Net realized gain on investments sold during the period ...................          35,783,891
     Change in net unrealized appreciation of investments held during
        the period .............................................................          48,850,016
     Distributions to Auction Market Preferred Stock (AMPS**) Shareholders
        from net investment income, including changes in
        accumulated undeclared distributions ...................................          (3,898,996)
                                                                                      --------------
     Net increase in net assets resulting from operations ......................         140,872,750

DISTRIBUTIONS:
     Dividends paid from net investment income to Common
        Stock Shareholders .....................................................         (56,535,953)
     Distributions paid from net realized capital gains to Common
        Stock Shareholders .....................................................                  --
                                                                                      --------------

FUND SHARE TRANSACTIONS:
     Increase from Common Stock transactions ...................................         981,761,703
     Decrease due to Cost of Common Stock offering .............................          (1,851,215)
     Decrease due to Cost of AMPS** Issuance ...................................          (5,895,000)
                                                                                      --------------
     Net increase in net assets available to Common Stock
        resulting from Fund share transactions .................................         974,015,488
                                                                                      --------------

NET INCREASE IN NET ASSETS AVAILABLE TO
     COMMON STOCK FOR THE PERIOD ...............................................       1,058,352,285

NET ASSETS AVAILABLE TO COMMON STOCK:
     Beginning of period .......................................................             100,017
                                                                                      --------------
     End of period (including undistributed net investment
        income of $747,494) ....................................................      $1,058,452,302
                                                                                      ==============

--------------------
*   Commencement of operations.
**  Auction Market Preferred Stock.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                   Flaherty & Crumrine/Claymore Preferred Securities Income Fund
                                                            FINANCIAL HIGHLIGHTS
                           FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD.
                   -------------------------------------------------------------

     Contained below is per share operating performance data, total investment returns, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.

                                                                                                        FOR THE PERIOD
                                                                                                       FROM JANUARY 31,
                                                                                                         2003* THROUGH
                                                                                                          NOVEMBER 30,
                                                                                                              2003
                                                                                                       ----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ................................................................   $       23.82(1)

INVESTMENT OPERATIONS:
Net investment income ...............................................................................            1.46
Net realized and unrealized gain on investments .....................................................            2.07
DISTRIBUTIONS TO AMPS** SHAREHOLDERS:
From net investment income ..........................................................................           (0.09)
From net realized capital gains .....................................................................              --
                                                                                                        -------------
Total from investment operations ....................................................................            3.44
                                                                                                        -------------
COST OF ISSUANCE OF AMPS** ..........................................................................           (0.14)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income ..........................................................................           (1.38)
From net realized capital gains .....................................................................              --
                                                                                                        -------------
Total distributions to Common Shareholders ..........................................................           (1.38)
                                                                                                        -------------
Net asset value, end of period ......................................................................   $       25.74
                                                                                                        =============
Market value, end of period .........................................................................   $       26.66
                                                                                                        =============
Total investment return based on net asset value*** .................................................          14.15%(2)(4)
                                                                                                        =============
Total investment return based on market value *** ...................................................          12.65%(2)(4)
                                                                                                        =============

RATIOS TO AVERAGE NET ASSETS AVAILABLE
  TO COMMON STOCK SHAREHOLDERS:
      Total net assets, end of period (in 000's) ....................................................   $   1,058,452
      Operating expenses ............................................................................            1.01%(3)
      Net Investment Income **** ....................................................................            6.65%(3)

------------------------------------------
SUPPLEMENTAL DATA:+
      Portfolio turnover rate .......................................................................             101%(4)
      Total net assets available to Common and Preferred Stock, end of period (in 000's) ............   $   1,600,452
      Ratio of operating expenses to total average net assets available to Common and Preferred Stock            0.72%(3)

   *  Commencement of operations.
  **  Auction Market Preferred Stock.
 *** Assumes reinvestment of distributions at the price obtained by the Fund's Dividend Reinvestment Plan.
**** The net investment income ratios reflect income net of operating expenses and payments to AMPS** Shareholders.
   +  Information presented under heading Supplemental Data includes AMPS**.
 (1) Net asset value at beginning of period reflects the deduction of the sales load of $1.125 per share and offering costs of $0.05 per share paid by the shareholder from the $25.00 offering price.
 (2) Total investment return on net asset value is calculated assuming a purchase at the offering price of $25.00 less the sales load of $1.125 and offering costs of $0.05 and the ending net asset value per share. Total return on market value is calculated assuming a purchase at the offering price of $25.00 on the inception date of trading (January 29, 2003) and the sale at the current market price on the last day of the period. Total return on net asset value and total return on market value are not computed on an annualized basis.
 (3)  Annualized.
 (4)  Not annualized.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund
FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------------------------------
      The table below sets out information with respect to Auction Market Preferred Stock (AMPS) currently outstanding.

                                                                    AVERAGE
                                        ASSET      LIQUIDATING      MARKET
                    TOTAL SHARES      COVERAGE     PREFERENCE        VALUE
    AT PERIOD END    OUTSTANDING   PER SHARE (1)    PER SHARE    PER SHARE (2)
    -------------   ------------   -------------   -----------   -------------
      11/30/03         21,680           $73,827       $25,000        $25,000

---------------
(1) Calculated by subtracting the Fund's total liabilities (excluding the AMPS) from the Fund's total assets and dividing that amount by the number of AMPS shares outstanding.
(2)   Excludes accumulated undeclared dividends.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                   Flaherty & Crumrine/Claymore Preferred Securities Income Fund
                                                   NOTES TO FINANCIAL STATEMENTS
                   -------------------------------------------------------------

1.   ORGANIZATION

     Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated (the "Fund"), (formerly known as F&C/Claymore Preferred Securities Income Fund
Incorporated) was incorporated as a Maryland corporation on May 23, 2002, and commenced operations on January 31, 2003 as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide its common shareholders with high current income consistent with the preservation of capital.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     PORTFOLIO VALUATION: The net asset value of the Fund's Common Stock is determined by the Fund's Administrator no less frequently than on the last business day of each week and month. It is determined by dividing the value of the Fund's net assets attributable to common shares by the number of shares of Common Stock outstanding. The value of the Fund's net assets available to common stock is deemed to equal the value of the Fund's total assets less (i) the Fund's liabilities, (ii) the aggregate liquidation value of its Auction Market Preferred Stock ("AMPS"), and (iii) accumulated and unpaid dividends on AMPS.

     Securities listed on a national securities exchange are valued on the basis of the last sale on such exchange on the day of valuation, except as described hereafter. In the absence of sales of listed securities and with respect to (a) securities for which the most recent sale prices are not deemed to represent fair market value and (b) unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices when quoted prices for investments are readily available. Investments in over-the-counter derivative instruments, such as interest rate swaps and options thereon ("swaptions"), are valued at the prices obtained from the broker/dealer or bank that is the counterparty to such instrument, subject to comparison of such valuation with a valuation obtained from a broker/dealer or bank that is not a counterparty to the particular derivative instrument. Investments for which market quotations are not readily available or for which management determines that the prices are not reflective of current market conditions are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are comparable in quality, maturity and type. Investments in money market instruments, which mature in 60 days or less, are valued at amortized cost. Investments in money market funds are valued at the net asset value of such funds.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-------------------------------------------------------------

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on ex-dividend dates. Interest income is recorded on the accrual basis. Furthermore, in recording investment income, the Fund also amortizes premiums and accretes discounts on those fixed income securities, such as capital securities and bonds, which trade and are quoted on an "accrual income" basis.

     OPTIONS: Upon the purchase of an option by the Fund, the total purchase price paid is recorded as an investment. The market valuation is determined as set forth in the preceding portfolio valuation paragraph. When the Fund enters into a closing sale transaction, the Fund will record a gain or loss depending on the difference between the purchase and sale price. The risks associated with purchasing options and the maximum loss the Fund would incur are limited to the purchase price originally paid.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase agreement transactions. The Fund's investment adviser reviews and approves the eligibility of the banks and dealers with which the Fund may enter into repurchase agreement transactions. The value of the collateral underlying such transactions is at least equal at all times to the total amount of the repurchase obligations, including interest. The Fund maintains possession of the collateral through its custodian and, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is the possibility of loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund expects to declare dividends on a monthly basis to shareholders of Common Stock ("Shareholders"). Distributions to Shareholders are recorded on the ex-dividend date. Any net realized short-term capital gains will be distributed to Shareholders at least annually. Any net realized long-term capital gains may be distributed to Shareholders at least annually or may be retained by the Fund as determined by the Fund's Board of Directors. Capital gains retained by the Fund are subject to tax at the capital gains corporate tax rate. Subject to the Fund qualifying as a regulated investment company, any taxes paid by the Fund on such net realized long-term gains may be used by the Fund's Shareholders as a credit against their own tax liabilities.

     FEDERAL INCOME TAXES: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its taxable net investment income to its shareholders. Therefore, no Federal income tax provision will be required.

     Income and capital gain distributions are determined and characterized in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to (1) differing treatments of income and gains on various investment securities held by the Fund, including timing differences, (2) the attribution of expenses against certain components of taxable investment income, and (3) federal regulations requiring proportionate allocation of income and gains to all classes of shareholders.

--------------------------------------------------------------------------------
                   Flaherty & Crumrine/Claymore Preferred Securities Income Fund
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                   -------------------------------------------------------------

     Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes and may exclude amortization of premium on "accrued income" securities, which are not reflected in ordinary income for tax purposes. The tax character of distributions paid, including changes in accumulated undeclared distributions to AMPS shareholders, during 2003 was as follows:

                      DISTRIBUTIONS PAID IN FISCAL YEAR 2003
                      --------------------------------------

                    ORDINARY INCOME    LONG-TERM CAPITAL GAINS
                    ---------------    -----------------------
Common                 $56,535,953                --
Preferred              $ 3,898,996                --

     As of November 30, 2003, the components of distributable earnings (i.e., ordinary income and capital gain/loss) available to Common and Preferred Stock shareholders, on a tax basis were as follows:

             UNDISTRIBUTED     UNDISTRIBUTED              UNREALIZED
            ORDINARY INCOME    LONG-TERM GAIN     APPRECIATION/(DEPRECIATION)
            ---------------    --------------     ---------------------------
              $22,377,817        $19,658,198              $45,987,747

     EXCISE TAX: The Internal Revenue Code of 1986, as amended, imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least (1) 98% of the sum of its net investment income for that year and its capital gains (both long term and short term) for its fiscal year and (2) certain undistributed amounts from previous years. The Fund is subject to pay an estimated $155,000 of Federal excise taxes attributable to calendar year 2003.

3. INVESTMENT ADVISORY FEE, SERVICING AGENT FEE, ADMINISTRATION FEE, CUSTODIAN FEE, TRANSFER AGENT FEE AND DIRECTORS' FEES

     Flaherty & Crumrine Incorporated (the "Adviser") serves as the Fund's investment adviser. The Fund pays the Adviser a monthly fee at an annual rate of 0.525% on the first $200 million of the Fund's average weekly total managed assets, 0.45% of the next $300 million of the Fund's average weekly total managed assets, and 0.40% on the Fund's average weekly total managed assets above $500 million.

     For purposes of calculating such fee and the fees to the Servicing Agent, the Administrator and the Custodian (described below), the Fund's average weekly total managed assets means the total assets of the Fund (including assets attributable to any AMPS outstanding or otherwise attributable to the use of leverage) minus the sum of accrued liabilities (other than debt representing financial leverage). For purposes of determining total managed assets, the liquidation preference of any AMPS issued by the Fund is not treated as a liability.

     Claymore Securities, Inc. (the "Servicing Agent") serves as the Fund's servicing agent. In this capacity, it acts as shareholder servicing agent to the Fund. As compensation for its services, the Fund pays the Servicing Agent a fee computed and paid monthly at the annual rate of 0.025% of the first $200 million of the Fund's average weekly total managed assets, 0.10% of the next $300 million of the Fund's

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-------------------------------------------------------------

average weekly total managed assets and 0.15% of the Fund's average weekly total managed assets above $500 million.

     PFPC Inc., a member of the PNC Financial Services Group, Inc. ("PNC Financial Services"), serves as the Fund's Administrator. As Administrator, PFPC Inc. calculates the value of the Fund's net assets attributable to common shares and generally assists in all aspects of the Fund's administration and operation. As compensation for PFPC Inc.'s services as Administrator, the Fund pays PFPC Inc. a monthly fee at an annual rate of 0.10% on the first $200 million of the Fund's average weekly total managed assets, 0.04% on the next $300 million of the Fund's average weekly total managed assets, 0.03% on the next $500 million of the Fund's average weekly total managed assets and 0.02% on the Fund's average weekly total managed assets above $1 billion.

     PFPC Inc. also serves as the Fund's Common Stock dividend-paying agent and registrar and, as compensation for PFPC Inc.'s services as such, the Fund pays PFPC Inc. a fee at an annual rate of 0.02% on the first $150 million of the Fund's average weekly net assets attributable to common shares, 0.01% on the next $350 million of the Fund's average weekly net assets attributable to common shares, 0.005% on the next $500 million of the Fund's average weekly net assets attributable to the common shares and 0.0025% on the Fund's average weekly net assets attributable to the common shares above $1 billion, plus certain out-of-pocket expenses. For purpose of calculating such fee, the Fund's average weekly net assets attributable to the common shares will be deemed to be the average weekly value of the Fund's total assets minus the sum of the Fund's liabilities and accumulated dividends, if any, on AMPS. For this calculation, the Fund's liabilities are deemed to include the aggregate liquidation preference of any outstanding Fund preferred shares.

     PFPC Trust Company ("PFPC Trust") serves as the Fund's Custodian. PFPC Trust is an indirect subsidiary of PNC Financial Services. As compensation for PFPC Trust's services as custodian, the Fund pays PFPC Trust a monthly fee at the annual rate of 0.010% on the first $200 million of the Fund's average weekly total managed assets, 0.008% on the next $300 million of the Fund's average weekly total managed assets, 0.006% on the next $500 million of the Fund's average weekly total managed assets, and 0.005% on the Fund's average weekly total managed assets above $1 billion.

     The Fund currently pays each Director who is not a director, officer or employee of the Adviser or the Servicing Agent a fee of $9,000 per annum, plus $500 for each in-person meeting of the Board of Directors or any committee and $100 for each telephone meeting. Effective October 17, 2003, the Audit Committee Chairman will receive an annual fee of $2,500. In addition, the Fund will reimburse all Directors for travel and out-of-pocket expenses incurred in connection with such meetings.

4.   PURCHASES AND SALES OF SECURITIES

     For the period  from  inception  through  November  30,  2003,  the cost of purchases of U.S. Government and other securities, excluding short-term investments, aggregated $977,121,054 and $1,790,899,825, respectively. Proceeds from sales of U.S. Government and other securities, excluding short-term investments, aggregated $980,712,749 and $275,862,494, respectively.

--------------------------------------------------------------------------------
                   Flaherty & Crumrine/Claymore Preferred Securities Income Fund
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                   -------------------------------------------------------------

     At November 30, 2003, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $55,726,529 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $9,738,782.

5.   COMMON STOCK

     There are 250,000,000 shares of capital stock authorized of which 240,000,000 are classified as Common Stock, par value $0.01 per share. At November 30, 2003, there were 41,113,748 shares of Common Stock issued and outstanding.

     ORGANIZATION EXPENSES AND COSTS OF THE COMMON STOCK OFFERING: Organization expenses relating to organizing the Fund of $24,113 have been paid by the Adviser. Costs of the Common Stock offering were estimated to be approximately $2,042,500. The Adviser has also agreed to pay offering costs (excluding sales charges) that exceed $0.05 per share. Costs of the Common Stock offering up to $0.05 per share and sales charges will be borne by the Fund and its shareholders and are accounted for as a reduction to paid-in capital. Based on the initial offering of 36,500,000 shares, and the subsequent offering of 4,350,000 shares through exercise of the underwriters' over-allotment option in connection with the initial offering, all of the offering costs will be borne by the Fund.

     Common Stock transactions are reflected in the following table:

                                                 PERIOD ENDED 11/30/03 (FUND INCEPTION TO DATE)
                                                 ----------------------------------------------

                                        SHARES          GROSS AMOUNT         SALES LOAD        NET AMOUNT
                                        ------          ------------         ----------        ----------
Beginning Capitalization                    4,198            $100,017                $0           $100,017

Initial Public Offering
on 1/29/03                             36,500,000         912,500,000        41,062,500        871,437,500

Shares offered through
exercise of underwriters'
over-allotment option
   On 2/18/03                           2,500,000          62,500,000         2,812,500         59,687,500
   On 3/19/03                           1,850,000          46,250,000         2,081,250         44,168,750

Issued under the Dividend
Reinvestment and Cash
Purchase Plan                             259,550           6,467,953                 0          6,467,953
                                       ----------      --------------       -----------       ------------
Total                                  41,113,748      $1,027,817,970       $45,956,250       $981,861,720

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-------------------------------------------------------------

6.   AUCTION MARKET PREFERRED STOCK ("AMPS")

     The Fund's Articles of Incorporation authorize the issuance of up to 10,000,000 shares of $0.01 par value preferred stock. The AMPS, which consists of Series M7, T7, W7, Th7, F7, T28 and W28, are senior to the Common Stock and results in the financial leveraging of the Common Stock. Such leveraging tends to magnify both the risks and opportunities to Common Stock Shareholders. Dividends on AMPS are cumulative.

     The Fund is required to meet certain asset coverage tests with respect to the AMPS. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, AMPS at a redemption price of $25,000 per share plus an amount equal to the accumulated and unpaid dividends on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset requirements could restrict the Fund's ability to pay dividends to Common Stock Shareholders and could lead to sales of portfolio securities at inopportune times.

     An auction of the AMPS is generally held every 7 days for Series M7, T7, W7, Th7 and F7 and every 28 days for Series T28 and W28. Existing AMPS shareholders may submit an order to hold, bid or sell such shares at par value on each auction date. AMPS shareholders may also trade shares in the secondary market between auction dates.

     On April 23, 2003, the Fund issued 3,200 shares each for Series M7, T7, W7, Th7 and F7 and 2,840 shares each for Series T28 and W28 totaling 21,680 shares of AMPS. The AMPS represent a par value of $80 million each for Series M7, T7, W7, Th7 and F7, and $71 million each for Series T28 and W28 or $542 million in total, with an initial dividend rate equal to 1.35% for all Series.

     The underwriters' sales load of 1% of the $542 million face value totaled $5,420,000 and was immediately charged to common equity capital upon completion of the offering.

     Costs of the issue, including legal, printing, registration, rating agency fees, etc. of $475,000 were charged against common equity capital. The sum of underwriters' sales load and cost of the issue totaled $5,895,000.

     At November 30, 2003, 3,200 shares for Series M7, T7, W7, Th7 and F7 and 2,840 shares for Series T28 and W28 of Auction Market Preferred Shares were outstanding at the annual rate of 1.15%, 1.17%, 1.10%, 1.19%, 1.15%, 1.119%,
1.05%, for Series M7, T7, W7, Th7, F7, T28 and W28 respectively. The dividend rate, as set by the auction process, is generally expected to vary with short-term interest rates. These rates may vary in a manner unrelated to the income received on the Fund's assets, which could have either a beneficial or detrimental impact on net investment income and gains available to Common Stock shareholders. While the Fund expects to structure its portfolio holdings and hedging transactions to lessen such risks to Common Stock Shareholders, there can be no assurance that such results will be attained.

--------------------------------------------------------------------------------
                   Flaherty & Crumrine/Claymore Preferred Securities Income Fund
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                   -------------------------------------------------------------

7.   PORTFOLIO INVESTMENTS, CONCENTRATION AND INVESTMENT QUALITY

     The Fund invests primarily in diversified portfolio of preferred securities. This includes fully taxable ("hybrid") preferred securities and traditional preferred stocks eligible for the inter-corporate Dividends Received Deduction ("DRD"). Under normal market conditions, at least 80% of the value of the Fund's total assets will be invested in preferred securities. Under normal market conditions, the Fund invests at least 25% of its total assets in securities issued by companies in the utilities industry and at least 25% of its total assets in securities issued by companies in the banking industry. Because of the Fund's concentration of investments in the utility industry and in the banking industry, the ability of the Fund to maintain its dividend and the value of the Fund's investments could be adversely affected by the possible inability of companies in these industries to pay dividends and interest on their securities and the ability of holders of securities of such companies to realize any value from the assets of the issuer upon liquidation or bankruptcy.

     The Fund may invest up to 20% of its total assets in securities rated below investment grade. These securities must be rated at least either "Ba3" by Moody's Investors Service, Inc. or "BB-" by Standard & Poor's or judged to be comparable in quality, in either case, at the time of purchase; however, these securities must be issued by an issuer having a class of senior debt rated investment grade outstanding.

     The Fund may invest up to 15% of its total assets in common stocks, which total includes those convertible securities that trade in close relationship to the underlying common stock of an issuer, and, under normal market conditions, may invest up to 20% of its total assets in debt securities. Certain of its investments in hybrid, i.e., fully taxable, preferred securities, such as TOPrS, QUIPS, MIPS, TrUPS, QUIDS, QUIBS, CorTS, Trust Preferred Securities, capital securities, and other similar or related investments, will be subject to the foregoing 20% limitation to the extent that, in the opinion of the Fund's Adviser, such investments are deemed to be debt-like in key characteristics. Typically, a security will not be considered debt-like (a) if an issuer can defer payment of income for eighteen months or more without triggering an event of default and (b) if such issue is a junior and fully subordinated liability of an issuer or its ultimate guarantor.

8.   SPECIAL INVESTMENT TECHNIQUES

     The Fund may employ certain investment techniques in accordance with its fundamental investment policies. These may include the use of when-issued and delayed delivery transactions. Securities purchased or sold on a when-issued or delayed delivery basis may be settled within 45 days after the date of the transaction. Such transactions may expose the Fund to credit and market valuation risk greater than that associated with regular trade settlement procedures. The Fund may also enter into transactions, in accordance with its fundamental investment policies, involving any or all of the following: lending of portfolio securities, short sales of securities, futures contracts, interest rate swaps, options on futures contracts, options on securities and swaptions. As in the case of when-issued securities, the use of over-the-counter derivatives, such as interest rate swaps and swaptions, may expose the Fund to

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-------------------------------------------------------------

greater credit, operations, and market value risk than is the case with regulated, exchange traded futures and options. With the exception of purchasing securities on a when-issued or delayed delivery basis and lending portfolio securities, these transactions are used for hedging or other appropriate risk-management purposes or, under certain other circumstances, to increase income. As of November 30, 2003, the Fund owned put options on U.S. Treasury bond futures contracts. No assurance can be given that such transactions will achieve their desired purposes or will result in an overall reduction of risk to the Fund.

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Shareholders
   Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated:

     We have audited the accompanying statement of assets and liabilities of Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated (formerly, F&C/Claymore Preferred Securities Income Fund Incorporated), including the fund's portfolio of investments, as of November 30, 2003, and the related statement of operations, statement of changes in net assets and financial highlights for the period from January 31, 2003 (commencement of operations) to November 30, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003 by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated as of November 30, 2003, the results of its operations, changes in its net assets and financial highlights for the period from January 31, 2003 (commencement of operations) to November 30, 2003 in conformity with accounting principles generally accepted in the United States of America.


/S/ KPMG LLP

Boston, Massachusetts
January 16, 2004

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund
SUPPLEMENTARY TAX INFORMATION (UNAUDITED)
-------------------------------------------------------------

     For Fiscal 2003, the distributions attributable both to Common Stock and AMPS are characterized as follows for purposes of Federal income taxes: for individual investors, 12.63% consisted of Qualified Dividend Income ("QDI") eligible for the maximum 15% personal tax rate, 68.18% consisted of ordinary income taxable at regular personal tax rates, and 19.19% consisted of long term capital gains. For corporate investors, 9.05% consisted of income eligible for the inter-corporate Dividends Received Deduction ("DRD"), 71.76% consisted of ordinary income taxable at regular corporate rates, and 19.19% consisted of long term capital gains.

     For Calendar 2003, the distributions to Common Stock are characterized as follows for purposes of Federal income taxes. Of the $1.99205 per share distributed out of net investment income, for individual investors, 17.70% consisted of Qualified Dividend Income ("QDI") eligible for the maximum 15% personal tax rate while 82.30% consisted of ordinary income taxable at regular personal tax rates. For this same $1.99205 per share, distributions to corporate investors were comprised 13.37% consisted of income eligible for the inter-corporate Dividends Received Deduction ("DRD") while 86.63% consisted of ordinary income taxable at regular corporate rates. In addition, for both individual and corporate investors, $0.46045 per share of the December special distribution was comprised of long term capital gains.

--------------------------------------------------------------------------------
                   Flaherty & Crumrine/Claymore Preferred Securities Income Fund
                                              ADDITIONAL INFORMATION (UNAUDITED)
                   -------------------------------------------------------------

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

     Under the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"), a shareholder whose Common Stock is registered in his own name will have all distributions reinvested automatically by PFPC Inc. as agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") may be reinvested by the broker or nominee in additional shares under the Plan, but only if the service is provided by the broker or nominee, unless the shareholder elects to receive distributions in cash. A shareholder who holds Common Stock registered in the name of a broker or other nominee may not be able to transfer the Common Stock to another broker or nominee and continue to participate in the Plan. Investors who own Common Stock registered in street name should consult their broker or nominee for details regarding reinvestment.

     The number of shares of Common Stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. Whenever the market price per share of the Fund's Common Stock is equal to or exceeds the net asset value per share on the valuation date, participants in the Plan will be issued new shares valued at the higher of net asset value or 95% of the then current market value. Otherwise, PFPC Inc. will buy shares of the Fund's Common Stock in the open market, on the New York Stock Exchange or elsewhere, on or shortly after the payment date of the dividend or distribution and continuing until the ex-dividend date of the Fund's next distribution to holders of the Common Stock or until it has expended for such purchases all of the cash that would otherwise be payable to the participants. The number of purchased shares that will then be credited to the participants' accounts will be based on the average per share purchase price of the shares so purchased, including brokerage commissions. If PFPC Inc. commences purchases in the open market and the then current market price of the shares (plus any estimated brokerage commissions) subsequently exceeds their net asset value most recently determined before the completion of the purchases, PFPC Inc. will attempt to terminate purchases in the open market and cause the Fund to issue the remaining dividend or distribution in shares. In this case, the number of shares received by the participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. These remaining shares will be issued by the Fund at the higher of net asset value or 95% of the then current market value.

     Plan participants are not subject to any charge for reinvesting dividends or capital gains distributions. Each Plan participant will, however, bear a proportionate share of brokerage commissions incurred with respect to PFPC Inc.'s open market purchases in connection with the reinvestment of dividends or capital gains distributions. For the period from inception through November 30, 2003, $5,155 in brokerage commissions were incurred.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
-------------------------------------------------------------

     The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. A participant in the Plan will be treated for Federal income tax purposes as having received, on the dividend payment date, a dividend or distribution in an amount equal to the cash that the participant could have received instead of shares.

     In addition to acquiring shares of Common Stock through the reinvestment of cash dividends and distributions, a Shareholder may invest any further amounts from $100 to $3,000 semi-annually at the then current market price in shares purchased through the Plan. Such semi-annual investments are subject to any brokerage commission charges incurred.

     A Shareholder whose Common Stock is registered in his or her own name may terminate participation in the Plan at any time by notifying PFPC Inc. in writing, by completing the form on the back of the Plan account statement and forwarding it to PFPC Inc. or by calling PFPC Inc. directly. A termination will be effective immediately if notice is received by PFPC Inc. not less than 10 days before any dividend or distribution record date. Otherwise, the termination will be effective, and only with respect to any subsequent dividends or distributions, on the first day after the dividend or distribution has been credited to the participant's account in additional shares of the Fund. Upon termination and according to a participant's instructions, PFPC Inc. will either
(a) issue certificates for the whole shares credited to the shareholder's Plan account and a check representing any fractional shares or (b) sell the shares in the market. Shareholders who hold common stock registered in the name of a broker or other nominee should consult their broker or nominee to terminate participation.

     The  Plan  is  described  in  more  detail  in the  Fund's  Plan  brochure.
Information   concerning   the  Plan  may  be   obtained   from  PFPC  Inc.   at
1-800-331-1710.

PROXY VOTING POLICIES

     The Fund's proxy voting policies and procedures are available (i) without charge, upon request, by calling the Fund's transfer agent at 1-800-331-1710,
(ii) on the Fund's website at www.fcclaymore.com and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

PORTFOLIO MANAGEMENT TEAM

     In managing the day-to-day operations of the Fund, the Adviser relies on the expertise of its team of money management professionals, consisting of Messrs. Crumrine, Ettinger, Stimes, Stone and Chadwick. The professional backgrounds of each member of the management team are included in the "Information about Fund Directors and Officers" section of this report beginning on page 31.

--------------------------------------------------------------------------------
                   Flaherty & Crumrine/Claymore Preferred Securities Income Fund
                                  ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
                   -------------------------------------------------------------

INFORMATION ABOUT FUND DIRECTORS AND OFFICERS

     The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below.

                                                               PRINCIPAL       NUMBER OF FUNDS
                                         TERM OF OFFICE       OCCUPATION(S)    IN FUND COMPLEX
NAME, ADDRESS,             POSITION(S)    AND LENGTH OF        DURING PAST        OVERSEEN        OTHER DIRECTORSHIPS
AND AGE                  HELD WITH FUND   TIME SERVED*         FIVE YEARS        BY DIRECTOR       HELD BY DIRECTOR
--------------           --------------  --------------       -------------    ---------------    -------------------

NON-INTERESTED
DIRECTORS:
--------------

MARTIN BRODY                Director    Class II Director  Retired                    4        Director, Jaclyn, Inc.
c/o HMK Associates                            since                                            (luggage and
30 Columbia Turnpike                      January 2003                                         accessories). Director
Florham Park, NJ 07932                                                                         Emeritus, Smith Barney
Age: 82                                                                                        Mutual Funds (18 Funds).
                                                                                               Flaherty & Crumrine
                                                                                               Preferred Income Fund,
                                                                                               Flaherty & Crumrine
                                                                                               Preferred Income Opportunity
                                                                                               Fund and Flaherty &
                                                                                               Crumrine/Claymore Total
                                                                                               Return Fund.

DAVID GALE                  Director    Class I Director   President & CEO of         4        Director Golden
Delta Dividend Group, Inc.                    since        Delta Dividend                      State Vintners, Inc.
220 Montgomery Street                     January 2003     Group, Inc. (investments).          (wine pressing).
Suite 426                                                                                      Flaherty & Crumrine
San Francisco, CA 94104                                                                        Preferred Income Fund,
Age: 54                                                                                        Flaherty & Crumrine
                                                                                               Preferred Income
                                                                                               Opportunity Fund and
                                                                                               Flaherty & Crumrine/
                                                                                               Claymore Total Return
                                                                                               Fund.

------------------------------------
* The Fund's Board of Directors is divided into three classes, each class having a term of three years. Each year the term of office of one class expires and the successor or successors elected to such class serve for a three year term. The initial term for each class expires as follows:
                                 CLASS I DIRECTORS - one year term expires at the Fund's 2005 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS II DIRECTORS - two year term expires at the Fund's 2006 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS III DIRECTORS - three year term expires at the Fund's 2007 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
-------------------------------------------------------------

                                                               PRINCIPAL       NUMBER OF FUNDS
                                         TERM OF OFFICE       OCCUPATION(S)    IN FUND COMPLEX
NAME, ADDRESS,             POSITION(S)    AND LENGTH OF        DURING PAST        OVERSEEN        OTHER DIRECTORSHIPS
AND AGE                  HELD WITH FUND   TIME SERVED*         FIVE YEARS        BY DIRECTOR       HELD BY DIRECTOR
--------------           --------------  --------------       -------------    ---------------    -------------------
NON-INTERESTED
DIRECTORS:
--------------

MORGAN GUST+                Director    Class II Director  From March 2002,           4        Flaherty & Crumrine
Giant Industries, Inc.                        since        President of Giant                  Preferred Income Fund,
23733 N. Scottsdale Road                  January 2003     Industries, Inc. (petroleum         Flaherty & Crumrine
Scottsdale, AZ 85255                                       refining and marketing);            Preferred Income
Age: 56                                                    and for more than five              Opportunity Fund and
                                                           years prior thereto,                Flaherty & Crumrine/
                                                           Executive Vice President,           Claymore Total Return
                                                           and various other Vice              Fund.
                                                           President positions at
                                                           Giant Industries, Inc.

ROBERT F. WULF              Director   Class III Director  Financial Consultant;      4        Flaherty & Crumrine
3560 Deerfield Drive South                    since        Trustee, University of              Preferred Income Fund,
Salem, OR 97302                           January 2003     Oregon Foundation;                  Flaherty & Crumrine
Age: 66                                                    Trustee, San Francisco              Preferred Income
                                                           Theological Seminary.               Opportunity Fund and
                                                                                               Flaherty & Crumrine/
                                                                                               Claymore Total Return
                                                                                               Fund.

------------------------------------
* The Fund's Board of Directors is divided into three classes, each class having a term of three years. Each year the term of office of one class expires and the successor or successors elected to such class serve for a three year term. The initial term for each class expires as follows:
                                 CLASS I DIRECTORS - one year term expires at the Fund's 2005 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS II DIRECTORS - two year term expires at the Fund's 2006 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS III DIRECTORS - three year term expires at the Fund's 2007 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified.

+ As a Director, represents holders of shares of the Fund's Auction Market Preferred Stock.

--------------------------------------------------------------------------------
                   Flaherty & Crumrine/Claymore Preferred Securities Income Fund
                                  ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
                   -------------------------------------------------------------

                                                               PRINCIPAL       NUMBER OF FUNDS
                                         TERM OF OFFICE       OCCUPATION(S)    IN FUND COMPLEX
NAME, ADDRESS,             POSITION(S)    AND LENGTH OF        DURING PAST        OVERSEEN        OTHER DIRECTORSHIPS
AND AGE                  HELD WITH FUND   TIME SERVED*         FIVE YEARS        BY DIRECTOR       HELD BY DIRECTOR
--------------           --------------  --------------       -------------    ---------------    -------------------
INTERESTED
DIRECTORS:
----------

DONALD F. CRUMRINE++       Director,   Class III Director  Chairman of the Board,     4        Flaherty & Crumrine
301 E. Colorado Boulevard   Chairman          since        Director of Flaherty &              Preferred Income Fund,
Suite 720                 of the Board    January 2003     Crumrine Incorporated.              Flaherty & Crumrine
Pasadena, CA 91101         and Chief                                                           Preferred Income
Age: 56                 Executive Officer                                                      Opportunity Fund and
                                                                                               Flaherty & Crumrine/
                                                                                               Claymore Total Return
                                                                                               Fund.

NICHOLAS DALMASO+, ++      Director,    Class I Director   Senior Managing Director   2        Trustee, Dreman/
210 N. Hale Street       Vice President       since        and General Counsel of              Claymore Dividend and
Wheaton, IL 60187        and Assistant    January 2003     Claymore Securities, Inc.           Income Fund, Advent
Age: 38                     Secretary                      since November, 2001, and           Claymore Equity Income
                                                           Claymore Advisors, LLC              Fund, MBIA Capital/
                                                           since October 2003.                 Claymore Managed
                                                           Partner of DBN Group                Duration Investment
                                                           since April 2001.                   Grade Municipal Fund,
                                                           Associate General Counsel           Western Asset/Claymore
                                                           of Nuveen Investments               U.S. Treasury Inflation
                                                           from July 1999 to                   Protection Securities
                                                           November 2001. Prior to             Fund and Director of
                                                           that, Associate General             Flaherty & Crumrine/
                                                           Counsel of Van Kampen               Claymore Total Return
                                                           Investments.                        Fund.

------------------------------------
* The Fund's Board of Directors is divided into three classes, each class having a term of three years. Each year the term of office of one class expires and the successor or successors elected to such class serve for a three year term. The initial term for each class expires as follows:
                                 CLASS I DIRECTORS - one year term expires at the Fund's 2005 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS II DIRECTORS - two year term expires at the Fund's 2006 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS III DIRECTORS - three year term expires at the Fund's 2007 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified.

+ As a Director, represents holders of shares of the Fund's Auction Market Preferred Stock.
++ "Interested person" of the Fund as defined in the Investment Company Act of 1940. Mr. Crumrine is considered an "interested person" because of his affiliation with Flaherty & Crumrine Incorporated, which acts as the Fund's investment adviser. Mr. Dalmaso is considered an "interested person" because of his affiliation with Claymore Securities, Inc. which acts as the Fund's servicing agent.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
-------------------------------------------------------------

                                                               PRINCIPAL       NUMBER OF FUNDS
                                         TERM OF OFFICE       OCCUPATION(S)    IN FUND COMPLEX
NAME, ADDRESS,             POSITION(S)    AND LENGTH OF        DURING PAST        OVERSEEN        OTHER DIRECTORSHIPS
AND AGE                  HELD WITH FUND   TIME SERVED*         FIVE YEARS        BY DIRECTOR       HELD BY DIRECTOR
--------------           --------------  --------------       -------------    ---------------    -------------------
OFFICERS:
---------

ROBERT M. ETTINGER          President         Since        President and Director     2        Flaherty & Crumrine
301 E. Colorado Boulevard                 January 2003     of Flaherty & Crumrine              Preferred Income Fund
Suite 720                                                  Incorporated.                       and Flaherty & Crumrine
Pasadena, CA 91101                                                                             Preferred Income
Age: 45                                                                                        Opportunity Fund.

PETER C. STIMES              Chief            Since        Vice President of         --                 --
301 E. Colorado Boulevard  Financial      January 2003     Flaherty & Crumrine
Suite 720                   Officer,                       Incorporated.
Pasadena, CA 91101           Chief
Age: 48                   Accounting
                           Officer,
                        Vice President,
                           Treasurer,
                         and Assistant
                           Secretary

BRADFORD S. STONE        Vice President       Since        Since May 2003, Vice      --                 --
392 Springfield Avenue    and Assistant     July 2003      President of Flaherty &
Mezzanine Suite             Treasurer                      Crumrine; from June 2001
Summit, NJ 07901                                           2001 to April 2003,
Age: 44                                                    Director of US Market
                                                           Strategy at Barclays
                                                           Capital; from February
                                                           1987 to June 2001, Vice
                                                           President of Goldman,
                                                           Sachs & Company as
                                                           Director of US Interest
                                                           Rate Strategy and,
                                                           previously, Vice
                                                           President of Interest
                                                           Rate Product Sales.

R. ERIC CHADWICK          Vice President,     Since        Since August 2001,        --                 --
301 E. Colorado Boulevard  Secretary and    January 2003   Vice President of
Suite 720                    Assistant                     Flaherty & Crumrine
Pasadena, CA 91101           Treasurer                     Incorporated; from
Age: 28                                                    January 1997 through
                                                           November 1998, portfolio
                                                           manager of Koch
                                                           Industries, Inc.

   Notice to: Owners of Common Stock of Flaherty & Crumrine/Claymore Preferred
                Securities Income Fund Incorporated (NYSE: "FFC")

     As required by Section 19 of the Investment Company Act of 1940, we are providing you the following information. Please be aware that the information below is provided according to Federal statute and principles that differ from those which control the characterization of amounts for individual and corporate Federal income tax purposes.

     SHAREHOLDERS ARE ADVISED TO DISREGARD THE FOREGOING PER-SHARE AMOUNTS IN THE COMPUTATION OF THEIR INCOME TAX LIABILITIES AND ONLY UTILIZE THE INFORMATION PROVIDED ON FORM 1099-DIV.

     The special distribution of $0.90 per FFC share which was declared December 4, 2003, and payable December 31, 2003, to shareholders of record on December 11, 2003, included $0.87 per share which would be characterized as gains from disposition of securities under generally accepted accounting principles
("GAAP") and $0.03 per share which would be characterized as net investment income under GAAP.

     THESE AMOUNTS DIFFER FROM THOSE WHICH WILL APPEAR ON THE FORM 1099-DIV THAT WILL BE PROVIDED TO SHAREHOLDERS IN JANUARY 2004. THE REASON FOR THE DIFFERENCES ARE SET FORTH IN NOTE 2 OF THE FINANCIAL STATEMENTS OF THE FUND'S ANNUAL REPORT TO SHAREHOLDERS.

     After giving effect to the distribution of $0.87 per share characterized as gains, the difference between the Fund's undistributed net realized profit and net unrealized appreciation or depreciation of portfolio securities (as of November 30, 2003) is $48,816,402.90. (Of this amount $9,734,432.64 represents unrealized depreciation.)

     For additional information, please contact the investment adviser, Flaherty & Crumrine Incorporated, at 626/795-7300.

DIRECTORS
   Martin Brody
   Donald F. Crumrine, CFA
   Nicholas Dalmaso
   David Gale
   Morgan Gust
   Robert F. Wulf, CFA

OFFICERS
   Donald F. Crumrine, CFA
     Chairman of the Board
     and Chief Executive Officer
   Robert M. Ettinger, CFA
     President
   Peter C. Stimes, CFA
     Chief Financial Officer,
     Chief Accounting Officer,
     Vice President, Treasurer,
     and Assistant Secretary
   Nicholas Dalmaso
     Vice President and
     Assistant Secretary
   Bradford S. Stone
     Vice President and
     Assistant Treasurer
   R. Eric Chadwick, CFA
     Vice President, Secretary and
     Assistant Treasurer

   INVESTMENT ADVISER
   Flaherty & Crumrine Incorporated
   e-mail: flaherty@fin-mail.com

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY &
   CRUMRINE/CLAYMORE PREFERRED SECURITIES
   INCOME FUND?
   o If your shares are held in a brokerage
     Account, contact your broker.
   o If you have physical possession of your shares in certificate form, contact the Fund's Transfer
     Agent & Shareholder Servicing Agent --
               PFPC Inc.
               P.O. Box 43027
               Providence, RI 02940-3027
               1-800-331-1710

THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

                                 [LOGO OMITTED]
                                   LIGHTHOUSE

                          FLAHERTY & CRUMRINE/CLAYMORE

                              PREFERRED SECURITIES
                                  INCOME FUND

                                     ANNUAL
                                     REPORT

                                NOVEMBER 30, 2003


                          web site: www.fcclaymore.com

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that David Gale and Robert F. Wulf are each qualified to serve as an audit committee financial expert serving on its audit committee and that they both are "independent," as defined by the Securities and Exchange Commission.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                FLAHERTY & CRUMRINE INCORPORATED (THE "ADVISER")
             POLICIES AND PROCEDURES FOR VOTING PROXIES FOR CLIENTS

  (The definition of clients includes Flaherty & Crumrine Preferred Income Fund
       Incorporated, Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated, Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated, and Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                          - collectively, the "Funds")


     PURPOSE
     These Policies and Procedures are designed to satisfy the Adviser's duties of care and loyalty to its clients with respect to monitoring corporate events and exercising proxy authority in the best interests of such clients.

     In connection with this objective, these Policies and Procedures are designed to deal with potential complexities which may arise in cases where the Adviser's interests conflict or appear to conflict with the interests of its clients.

     These Policies and Procedures are also designed to communicate with clients the methods and rationale whereby the Adviser exercises proxy authority.

     This document is available to any client or Fund shareholder upon request and the Adviser will make available to such clients and Fund shareholders the record of the Adviser's votes promptly upon request and to the extent required by Federal law and regulations. 1


     FUNDAMENTAL STANDARD
     The Adviser will be guided by the principle that, in those cases where it has discretion, it is bound to vote proxies and take such other corporate actions consistent with the interest of its clients with regard to the objective of wealth maximization.


     GENERAL
     The Adviser has divided its discussion in this document into two major categories: voting with respect to common stock and voting with respect to senior equity, e.g., preferred stock and similar securities. In those events where the Adviser may have to take action with respect to debt, such as in the case of amendments of covenants or in the case of default, bankruptcy, reorganization, etc., the Adviser will apply the same principles as would apply to common or preferred stock, MUTATIS MUTANDIS.

--------
1 This will include Fund web site reporting of proxy votes on Form N-PX no later than 8/31/2004 for the twelve month period ended 6/30/2004.

     These Policies and Procedures apply only where the client has granted discretionary authority with respect to proxy voting of an issuer. Where the Adviser does not have authority, it will keep appropriate written records evidencing that such discretionary authority has not been granted.

     The Adviser may choose not to keep written copies of proxy materials that are subject to SEC regulation and maintained in the SEC's EDGAR database. In other instances, the Adviser will keep appropriate written records in its files or in reasonably accessible storage.

     Similarly, the Adviser will keep in its files, or reasonably accessible storage, work papers and other materials that were significant to the Adviser in making a decision how to vote.

     For purposes of decision making, the Adviser will assume that each ballot for which it casts votes is the only security of an issuer held by the client. Thus, when casting votes where the Adviser may have discretionary authority with regard to several different securities of the same issuer, it may vote securities "in favor" for those securities or classes where the Adviser has determined the matter in question to be beneficial while, at the same time, voting "against" for those securities or classes where the Adviser has determined the matter to be adverse. Such cases occasionally arise, for example, in those instances where a vote is required by both common and preferred shareholders, voting as separate classes, for a change in the terms regarding preferred stock issuance.

     The Adviser will reach its voting decisions independently, after appropriate investigation. It does not generally intend to delegate its decision making or to rely on the recommendations of any third party, although it may take such recommendations into consideration. The Adviser may consult with such other experts, such as CPA's, investment bankers, attorneys, etc., as it regards necessary to help it reach informed decisions.

     Absent good reason to the contrary, the Adviser will generally give substantial weight to management recommendations regarding voting. This is based on the view that management is usually in the best position to know which corporate actions are in the best interests of common shareholders as a whole.

     With regard to those shareholder-originated proposals which are typically described as "social, environmental, and corporate responsibility" matters, the Adviser will typically give weight to management's recommendations and vote against such shareholder proposals, particularly if the adoption of such proposals would bring about burdens or costs not borne by those of the issuer's competitors.

     In cases where the voting of proxies would not justify the time and costs involved, the Adviser may refrain from voting. From the individual client's perspective, this would most typically come about in the case of small holdings, such as might arise in connection with spin-offs or other corporate reorganizations. From the perspective of the Adviser's institutional clients, this envisions cases (1) as more fully described below where preferred and common shareholders vote together as a class or
     (2) other similar or analogous instances.

     Ultimately, all voting decisions are made on a case-by-case basis, taking relevant considerations into account.

     VOTING OF COMMON STOCK PROXIES
     The Adviser categorizes matters as either routine or non-routine, which definition may or may not precisely conform to the definitions set forth by securities exchanges or other bodies categorizing such matters. Routine matters would include such things as the voting for directors and the ratification of auditors and most shareholder proposals regarding social, environmental, and corporate responsibility matters. Absent good reason to the contrary, the Adviser normally will vote in favor of management's recommendations on these routine matters.

     Non-routine matters might include, without limitation, such things as (1) amendments to management incentive plans, (2) the authorization of additional common or preferred stock, (3) initiation or termination of barriers to takeover or acquisition, (4) mergers or acquisitions, (5)
     changes in the state of incorporation,  (6) corporate reorganizations,  and
     (7) "contested" director slates. In non-routine matters, the Adviser, as a matter of policy, will attempt to be generally familiar with the questions at issue. This will include, without limitation, studying news in the popular press, regulatory filings, and competing proxy solicitation materials, if any. Non-routine matters will be voted on a case-by-case basis, given the complexity of many of these issues.


     VOTING OF PREFERRED STOCK PROXIES
     Preferred stock, which is defined to include any form of equity senior to common stock, generally has voting rights only in the event that the issuer has not made timely payments of income and principal to shareholders or in the event that a corporation desires to effectuate some change in its articles of incorporation which might modify the rights of preferred stockholders. These are non-routine in both form and substance.

     In the case of non-routine matters having to do with the modification of the rights or protections accorded preferred stock shareholders, the Adviser will attempt, wherever possible, to quantify the costs and benefits of such modifications and will vote in favor of such modifications only if they are in the bests interests of preferred shareholders or if the issuer has offered sufficient compensation to preferred stock shareholders to offset the reasonably foreseeable adverse consequences of such modifications. A similar type of analysis would be made in the case where preferred shares, as a class, are entitled to vote on a merger or other substantial transaction.

     In the case of the election of directors when timely payments to preferred shareholders have not been made ("contingent voting"), the Adviser will cast its votes on a case-by-case basis after investigation of the qualifications and independence of the persons standing for election.

     Routine matters regarding preferred stock are the exception, rather than the rule, and typically arise when the preferred and common shareholders vote together as a class on such matters as election of directors. The Adviser will vote on a case-by-case basis, reflecting the principles set forth elsewhere in this document. However, in those instances where the common shares of an issuer are held by a holding company and where, because of that, the election outcome is not in doubt, the Adviser does not intend to vote such proxies since the time and costs would outweigh the benefits.

     ACTUAL AND APPARENT CONFLICTS OF INTEREST
     Potential conflicts of interest between the Adviser and the Adviser's clients may arise when the Adviser's relationships with an issuer or with a related third party conflict or appear to conflict with the best interests of the Adviser's clients.

     The Adviser will indicate in its voting records available to clients whether or not a material conflict exists or appears to exist. In addition, the Adviser will communicate with the client (which shall mean the independent Directors or Director(s) they may so designate in the case of the Funds) in instances when a material conflict of interest may be apparent. The Adviser shall describe the conflict to the client and state the Adviser's voting recommendation and the basis therefore. If the client considers there to be a reasonable basis for the proposed vote notwithstanding the conflict or, in the case of the Funds, that the recommendation was not affected by the conflict (without considering the merits of the proposal), the Adviser shall vote in accordance with the recommendation it had made to the client.

     In all such instances, the Adviser will keep reasonable documentation supporting its voting decisions and/or recommendations to clients.

     AMENDMENT OF THE POLICIES AND PROCEDURES
     These Policies and Procedures may be modified at any time by action of the Board of Directors of the Adviser but will not become effective, in the case of the Funds, unless they are approved by majority vote of the non-interested Directors of the Funds. Any such modifications will be made to the Adviser's clients by mail and/or other electronic means in a timely manner. These Policies and Procedures, and any amendments thereto, will be posted on the Funds' webs sites and will be disclosed in reports to shareholders as required by law.


Dated:            7/24/2003

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)  FLAHERTY &  CRUMRINE/CLAYMORE  PREFERRED  SECURITIES  INCOME  FUND
              ------------------------------------------------------------------
INCORPORATED
------------

By (Signature and Title)*  /S/DONALD F. CRUMRINE
                         -------------------------------------------------------
                           Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                           (principal executive officer)

Date     JANUARY 29, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/DONALD F. CRUMRINE
                         -------------------------------------------------------
                           Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                           (principal executive officer)

Date     JANUARY 29, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/PETER C. STIMES
                         -------------------------------------------------------
                           Peter C. Stimes, Chief Financial and Accounting Officer, Vice President, Treasurer & Assistant Secretary
                           (principal financial officer)

Date     JANUARY 29, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.